Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Summary of revenue and loss from operations by segment
The following table presents revenue by segment and a reconciliation to consolidated revenue for the periods presented:

	Three Months Ended March 31,
(in thousands)	2022	2021
Satellite Solutions	$12,974	$10,494
Earth Observation Solutions	146	—

Revenue	$13,120	$10,494

The following table presents loss from operations by segment for the periods presented:

	Three Months Ended March 31,
(in thousands)	2022	2021
Satellite Solutions	$(6,048)	$(980)
Earth Observation Solutions	(660)	(912)

Loss from operations by segment	$(6,708)	$(1,892)

The following table presents revenue by segment and a reconciliation to consolidated revenue for the periods presented:

	Years Ended December 31,
(in thousands)	2021	2020
Satellite Solutions	$40,736	$24,860
Earth Observation Solutions	170	19

Revenue	$40,906	$24,879

The following table presents loss from operations by segment for the periods presented:

	Years Ended December 31,
(in thousands)	2021	2020
Satellite Solutions	$(3,326)	$(2,128)
Earth Observation Solutions	(4,274)	(2,703)

Loss from operations by segment	$(7,600)	$(4,831)

Summary of reconciliation of loss from operations by segment to consolidated loss from operations and net loss
The following table presents a reconciliation of loss from operations by segment to consolidated loss from operations and net loss for the periods presented:

	Three Months Ended March 31,
(in thousands)	2022	2021
Loss from operations by segment	$(6,708)	$(1,892)
Corporate and other	(9,007)	(3,853)
Share-based compensation expense	(17,335)	(168)

Loss from operations	(33,050)	(5,913)
Interest expense, net	2,923	907
Loss on extinguishment of debt	23,141	70,667
Change in fair value of warrant and derivative liabilities	11,853	(34)
Other expense	403	15

Loss before income taxes	(71,370)	(77,468)
Provision for income taxes	2	28

Net loss	$(71,372)	$(77,496)

The following table presents a reconciliation of loss from operations by segment to consolidated loss from operations and net loss for the periods presented:

	Years Ended December 31,
(in thousands)	2021	2020
Loss from operations by segment	$(7,600)	$(4,831)
Corporate and other	(28,431)	(3,394)
Share-based compensation expense	(678)	(1,194)

Loss from operations	(36,709)	(9,419)
Interest expense, net	7,965	1,216
Loss on extinguishment of debt	96,024	—
Change in fair value of warrant and derivative liabilities	(1,716)	—
Other (income) expense	(38)	4

Loss before income taxes	(138,944)	(10,639)
Provision for (benefit from) income taxes	38	(184)

Net loss	$(138,982)	$(10,455)

Summary of revenue and property, plant and equipment by geography
The following table presents revenue by geography and a reconciliation to consolidated revenue for the periods presented:

	Years Ended December 31,
(in thousands)	2021	2020
United States	$32,960	$21,215
Europe	7,946	3,664

Revenue	$40,906	$24,879

The following table presents property, plant and equipment, net by geography and a reconciliation to consolidated property, plant and equipment, net for the periods presented:

	December 31,
(in thousands)	2021	2020
United States	$34,840	$18,956
Europe	690	565

Property, plant and equipment, net	$35,530	$19,521